U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

July 6, 2017

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	TRUST FOR PROFESSIONAL MANAGERS (the “Trust”)
Securities Act Registration No: 333-62298
Investment Company Act Registration No: 811-10401
Dearborn Partners Rising Dividend Fund (S000040371)

Dear Sir or Madam:

Pursuant to Section 14(a) of the Securities Exchange Act of 1934, transmitted herewith by the Trust on behalf of its series, Dearborn Partners Rising Dividend Fund (the “Fund”) is a Preliminary Proxy Statement on Schedule 14A.  The purpose of the proxy statement is a request for shareholders to consider and approve an investment advisory agreement between Dearborn Partners, L.L.C. (the “Adviser”) and the Trust, on behalf of the Fund, as a result of a change in control of the Adviser.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6115.

Very truly yours,

/s/ Adam W. Smith

Adam W. Smith, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures